Document and Entity Information	Jul. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 30, 2015
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jul. 30, 2015
Document Effective Date	Jul. 30, 2015
Prospectus Date	Feb. 01, 2015
Dreyfus Diversified Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	SBCEX
Dreyfus Diversified Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DBEAX
Dreyfus Diversified Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DBECX
Dreyfus Diversified Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	SBYEX